iShares
®
MSCI Japan Value ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  1 .9%
Aisin Corp. ............................. 125,600 $ 1,903,703
Bridgestone Corp. ........................ 296,400 6,379,630
Denso Corp. ............................ 455,300 5,416,889
13,700,222
a
Automobiles  —  9 .9%
Honda Motor Co. Ltd. ...................... 1,014,000 9,111,778
Isuzu Motors Ltd. ......................... 136,400 2,003,930
Subaru Corp. ........................... 152,900 2,320,467
Suzuki Motor Corp. ....................... 436,800 5,409,358
Toyota Motor Corp. ....................... 2,636,400 49,874,626
Yamaha Motor Co. Ltd. ..................... 246,500 2,028,502
70,748,661
a
Banks  —  20 .0%
Chiba Bank Ltd. (The) ...................... 157,000 2,295,406
Japan Post Bank Co. Ltd. ................... 499,200 9,620,181
Mitsubishi UFJ Financial Group, Inc. ............ 2,984,400 56,088,374
Mizuho Financial Group, Inc. ................. 659,450 29,639,620
Sumitomo Mitsui Financial Group, Inc. ........... 1,014,000 36,983,490
Sumitomo Mitsui Trust Group, Inc. ............. 168,500 5,804,366
Yokohama Financial Group, Inc. ............... 266,900 2,719,935
143,151,372
a
Beverages  —  1 .0%
Asahi Group Holdings Ltd. ................... 399,900 3,816,094
Kirin Holdings Co. Ltd. ..................... 140,400 2,389,466
Suntory Beverage & Food Ltd. ................ 36,000 972,429
7,177,989
a
Building Products  —  0 .8%
AGC, Inc. .............................. 51,500 2,243,086
Daikin Industries Ltd. ...................... 25,700 3,699,918
5,943,004
a
Capital Markets  —  2 .2%
Daiwa Securities Group, Inc. ................. 337,700 3,178,831
Japan Exchange Group, Inc. ................. 260,400 3,181,112
Nomura Holdings, Inc. ..................... 802,900 6,470,677
SBI Holdings, Inc. ........................ 140,400 2,568,603
15,399,223
a
Chemicals  —  2 .8%
Asahi Kasei Corp. ........................ 345,400 3,874,381
Mitsubishi Chemical Group Corp. .............. 314,000 2,256,367
Nippon Paint Holdings Co. Ltd. ................ 265,200 1,758,227
Nitto Denko Corp. ........................ 89,900 1,684,709
Shin-Etsu Chemical Co. Ltd. ................. 156,000 7,572,658
Toray Industries, Inc. ...................... 368,900 2,757,816
19,904,158
a
Commercial Services & Supplies  —  1 .1%
Dai Nippon Printing Co. Ltd. ................. 109,900 1,910,919
Secom Co. Ltd. .......................... 105,400 4,202,367
TOPPAN Holdings, Inc. ..................... 59,500 1,704,323
7,817,609
a
Construction & Engineering  —  0 .8%
Obayashi Corp. .......................... 168,500 3,419,769
Shimizu Corp. ........................... 140,400 2,358,557
5,778,326
a
Diversified Telecommunication Services  —  1 .1%
NTT, Inc. .............................. 8,377,200 7,859,724
a
Security Shares Value
a
Electric Utilities  —  1 .0%
Chubu Electric Power Co., Inc. ................ 182,900 $ 3,358,077
Kansai Electric Power Co., Inc. (The) ........... 265,200 3,886,432
7,244,509
a
Electrical Equipment  —  0 .5%
Fuji Electric Co. Ltd. ....................... 38,500 3,736,371
a
Electronic Equipment, Instruments & Components  —  3 .6%
Kyocera Corp. ........................... 327,600 7,162,985
Murata Manufacturing Co. Ltd. ................ 296,400 18,668,654
25,831,639
a
Financial Services  —  2 .0%
Mitsubishi HC Capital, Inc. ................... 235,500 1,925,575
ORIX Corp. ............................. 308,900 12,046,821
13,972,396
a
Food Products  —  0 .1%
Kikkoman Corp. .......................... 109,900 961,233
a
Gas Utilities  —  0 .4%
Osaka Gas Co. Ltd. ....................... 90,500 3,041,219
a
Ground Transportation  —  1 .1%
Central Japan Railway Co. .................. 109,200 2,388,484
East Japan Railway Co. .................... 93,600 1,993,613
Hankyu Hanshin Holdings, Inc. ................ 46,800 1,376,099
West Japan Railway Co. .................... 105,400 1,738,447
7,496,643
a
Health Care Equipment & Supplies  —  0 .2%
Olympus Corp. .......................... 151,900 1,702,932
a
Household Durables  —  2 .6%
Panasonic Holdings Corp. ................... 655,200 15,137,721
Sekisui House Ltd. ........................ 171,600 3,602,822
18,740,543
a
Household Products  —  0 .3%
Unicharm Corp. .......................... 296,400 1,764,647
a
Industrial Conglomerates  —  0 .2%
Hikari Tsushin, Inc. ........................ 5,000 1,146,716
a
Insurance  —  5 .5%
Daiichi Life Group, Inc. ..................... 951,600 9,723,852
Japan Post Holdings Co. Ltd. ................. 471,000 6,108,498
Japan Post Insurance Co. Ltd. ................ 144,200 1,293,265
MS&AD Insurance Group Holdings, Inc. ......... 218,400 5,844,587
Sompo Holdings, Inc. ...................... 151,900 5,613,034
T&D Holdings, Inc. ........................ 124,800 3,282,690
Tokio Marine Holdings, Inc. .................. 167,400 7,433,626
39,299,552
a
Interactive Media & Services  —  0 .3%
LY Corp. ............................... 717,600 1,863,483
a
IT Services  —  0 .3%
Obic Co. Ltd. ............................ 31,200 786,121
Otsuka Corp. ........................... 58,900 1,070,557
1,856,678
a
Leisure Products  —  0 .5%
Bandai Namco Holdings, Inc. ................. 74,400 1,697,295
Shimano, Inc. ........................... 19,200 1,987,171
3,684,466
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Japan Value ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Machinery  —  2 .9%
FANUC Corp. ........................... 93,600 $ 4,598,721
Komatsu Ltd. ........................... 124,800 5,096,544
Kubota Corp. ........................... 260,400 4,626,650
Makita Corp. ............................ 59,300 2,058,120
SMC Corp. ............................. 9,900 4,305,766
20,685,801
a
Marine Transportation  —  1 .1%
Kawasaki Kisen Kaisha Ltd. .................. 89,900 1,422,459
Mitsui OSK Lines Ltd. ...................... 90,500 3,110,649
Nippon Yusen KK ......................... 105,400 3,511,966
8,045,074
a
Metals & Mining  —  1 .4%
JFE Holdings, Inc. ........................ 151,900 1,624,269
Nippon Steel Corp. ........................ 1,303,100 4,636,877
Sumitomo Metal Mining Co. Ltd. ............... 62,800 3,560,232
9,821,378
a
Office REITs  —  0 .2%
Nippon Building Fund, Inc. ................... 2,041 1,632,519
a
Oil, Gas & Consumable Fuels  —  1 .8%
ENEOS Holdings, Inc. ..................... 722,200 5,917,433
Idemitsu Kosan Co. Ltd. .................... 140,460 1,233,236
Inpex Corp. ............................. 249,600 5,612,625
12,763,294
a
Passenger Airlines  —  0 .1%
ANA Holdings, Inc. ........................ 31,200 584,354
a
Personal Care Products  —  0 .8%
Kao Corp. .............................. 120,900 4,630,125
Shiseido Co. Ltd. ......................... 62,400 1,100,182
5,730,307
a
Pharmaceuticals  —  2 .5%
Astellas Pharma, Inc. ...................... 312,000 4,444,089
Eisai Co. Ltd. ........................... 74,900 1,862,233
Kyowa Kirin Co. Ltd. ....................... 62,400 980,580
Shionogi & Co. Ltd. ....................... 199,700 3,755,922
Takeda Pharmaceutical Co. Ltd. ............... 218,400 6,971,562
18,014,386
a
Real Estate Management & Development  —  2 .9%
Daito Trust Construction Co. Ltd. .............. 78,500 1,559,322
Daiwa House Industry Co. Ltd. ................ 157,000 4,272,364
Hulic Co. Ltd. ........................... 121,700 1,298,266
Mitsubishi Estate Co. Ltd. ................... 140,400 3,547,590
Security Shares Value
a
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd. .................... 686,400 $ 6,570,467
Sumitomo Realty & Development Co. Ltd. ........ 158,200 3,689,744
20,937,753
a
Semiconductors & Semiconductor Equipment  —  1 .9%
Renesas Electronics Corp. .................. 483,600 13,462,311
a
Specialty Retail  —  0 .2%
Nitori Holdings Co. Ltd. ..................... 105,400 1,730,944
a
Technology Hardware, Storage & Peripherals  —  1 .7%
Canon, Inc. ............................. 218,400 5,808,221
FUJIFILM Holdings Corp. ................... 312,000 6,486,306
12,294,527
a
Tobacco  —  1 .7%
Japan Tobacco, Inc. ....................... 312,000 12,018,809
a
Trading Companies & Distributors  —  11 .3%
Marubeni Corp. .......................... 390,000 12,748,473
Mitsubishi Corp. .......................... 842,400 26,637,026
Mitsui & Co. Ltd. ......................... 647,700 21,526,768
Sumitomo Corp. ......................... 282,600 12,461,918
Toyota Tsusho Corp. ....................... 171,600 7,476,454
80,850,639
a
Wireless Telecommunication Services  —  7 .9%
KDDI Corp. ............................. 811,200 13,944,880
SoftBank Corp. .......................... 8,002,800 10,812,299
SoftBank Group Corp. ..................... 670,800 31,555,814
56,312,993
a
Total Long-Term Investments — 98.6%
(Cost: $ 597,304,944 ) ................................ 704,708,404
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(a) (b)
............................ 577,864 577,864
a
Total Short-Term Securities — 0.1%
(Cost: $ 577,864 ) ................................... 577,864
Total Investments — 98.7%
(Cost: $ 597,882,808 ) ................................ 705,286,268
Other Assets Less Liabilities — 1 .3% ..................... 9,591,887
Net Assets — 100.0% ................................. $ 714,878,155
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.

iShares
®
MSCI Japan Value ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ —  $ 259
(b)
$ —  $ (259) $ —  $ —  —  $ 1,474
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 60,000  517,864
(b)
—  —  —  577,864  577,864  6,582  —
$ —  $ (259) $ —
$ 577,864
$ 8,056  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 356 06/11/26 $ 8,841 $ 551,252

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Japan Value ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,704,690  $ 686,003,714  $ —  $ 704,708,404
Short-Term Securities
Money Market Funds ...................................... 577,864  —  —  577,864
$ 19,282,554  $ 686,003,714  $ —  $ 705,286,268
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 551,252  $ —  $ —  $ 551,252
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)